FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
FINANCING ARRANGEMENTS
FINANCING ARRANGEMENTS

NOTE K - FINANCING ARRANGEMENTS

Outstanding debt obligations  as of December 31, 2020 and 2019 consist of the following:

	2020	2019
$110.0 million Wells Fargo Senior Secured Revolving Credit Facility LIBOR plus margin, interest payable monthly, maturity at July 20, 2021	$—	$—
$35.0 million Senior Secured Notes, interest payable with principal monthly, maturity at August 19, 2020 net of debt issuance costs of $72,000 as of December 31, 2019	—	3,352,000
Total	—	3,352,000
Less current portion	—	(3,352,000)
Total long-term portion	$—	$—

At December 31, 2020 and 2019, total unamortized debt issuance costs were $367,000 and $1,107,000, respectively. Included in deferred financing costs, net, is $367,000 and $1,035,000 unamortized deferred financing costs related to the Wells Fargo  Senior Secured Revolving Credit Facility as of December 31, 2020 and 2019, respectively. Included as a direct reduction  to the corresponding long-term debt is unamortized deferred financing costs of $72,000 as of December 31, 2019. Amortized debt issuance costs is recorded in interest expense through  maturity  of the related debt using the straight-line method, which approximates the effective interest method.

Amortization expense was as follows:

	Year ended December 31,
	2020	2019	2018
Amortization expense	$740,000	$803,000	$1,020,000

$110.0 million Wells Fargo  Senior Secured Revolving Credit Facility

On April 11, 2011, AerSale, Inc. and other subsidiary borrowers signatory (collectively, “the Borrowers”) entered into a secured credit agreement (“Revolving Credit Agreement”) with Wells Fargo  Bank, N.A. as administrative agent and lender, and the other lenders signatory thereto from time to time (collectively, “the Lenders”).

On July 20, 2018, the Revolving Credit Agreement was restated and amended (“Amended and Restated Credit Agreement”) (“the Fifth Amendment”) to, among other things, provide a $110.0 million aggregate amount of revolver commitments subject to borrowing  base limitations and extend, subject to certain conditions,  the maturity  date to July 20, 2021. Previous amendments predominantly accomplished maturity term extensions as well as modification to the syndicate of banks.

The Amended and Restated  Credit Agreement includes a $10 million sub facility for letters of credit and for borrowings  on same-day notice referred to as “swingline loans”. The maximum amount  of such commitments available at any time for borrowings and letters of credit is determined according to a borrowing base calculation  equal to the sum of eligible inventory and eligible accounts receivable reduced by the aggregate amount, if any, of trade payables of the loan parties, as defined in the Amended and Restated Credit Agreement. Extensions of credit under the Amended and Restated  Credit Agreement are available for working capital and general corporate purposes. The commitments  under the Amended and Restated Credit Agreement terminate  on July 20, 2021, at which time all outstanding amounts  on the Amended and Restated  Credit Agreement will be due and payable.

As of December 31, 2020, there was no outstanding balance under the Amended and Restated  Credit Agreement and the Company had $83.7 million of availability.

As of December 31, 2019, there was no outstanding balance under the Amended and Restated Credit Agreement and the Company had $94.3 million of availability.

The obligations  of the Borrowers under the Amended and Restated  Credit Agreement are guaranteed by the Company,  and other subsidiaries of AerSale, Inc. may be designated as borrowers  on a joint and several basis. Such obligations  are also secured by substantially  all of the assets of the Company.

The interest rate applicable to loans outstanding on the Amended and Restated  Credit Agreement is a floating rate of interest per annum of LIBOR plus a margin of 3.50%. The interest rate as of December 31, 2020 and 2019 was 5.75% and 7.25%, respectively. In addition, a commitment fee applies to the unused portion of the commitments  under the Amended and Restated  Credit Agreement.

The Borrowers’ ability to borrow on the Amended and Restated  Credit Agreement is subject to ongoing compliance by the Company  and the Borrowers with various customary  affirmative and negative covenants. The Amended  and Restated  Credit  Agreement  requires  the Company  and Borrowers  to meet certain financial and nonfinancial covenants. The Company  was in compliance  with these covenants  as of December 31, 2020 and 2019.

Interest expense on the Revolving Credit Agreement was as follows:

	Year ended December 31,
	2020	2019	2018
Interest expense	$479,000	$1,389,000	$703,000

Effective March 12, 2021, the Company amended its Revolving Credit Agreement to provide a $150.0 million aggregate amount of revolver commitments subject to borrowing base limitations and extend, subject to certain conditions, the maturity date to March 12, 2024.

$35.0 million Senior Secured Notes

On September 20, 2012, Gables MSN 26343 Limited and AerSale Aviation Limited (collectively, “the Borrowers”),  wholly owned subsidiaries of the Company, completed a $35.0 million private placement at par of senior secured notes that mature on August 19, 2020 (“Senior Secured Notes”). The Senior Secured Notes bear interest at a fixed rate per annum of 8%. Principal and interest on the Senior Secured Notes is payable monthly in arrears on the 19th day of each succeeding month, commencing on October 19, 2012.

The Senior Secured Notes could have been redeemed by Gables MSN 26343 Limited at any time upon not less than 5 days’ notice at a redemption price equal to 100% of the outstanding principal amount  thereof, together with accrued and unpaid interest thereon to the date of redemption, plus the applicable prepayment fee based on the amount  of time elapsed since the anniversary  date of the indenture.

The Senior Secured Notes are unconditionally and irrevocably guaranteed by AerSale334 Aviation Limited. The Senior Secured Notes are also collateralized by a first priority mortgage and security interest in a Boeing Model 747‑400BDSF aircraft owned by Gables MSN 26343 Limited and a collateral assignment of a lease associated with such aircraft. The indenture  governing the Senior Secured Notes contains nonfinancial covenants that must be met. Effective June 2020, the Company paid all outstanding balances due on this note.

Interest expense on the Senior Secured Notes was as follows:

	Year ended December 31,
	2020	2019	2018
Interest expense	$77,000	$516,000	$938,000